Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 76,915	$ 14,722
Operating expenses:
Research and development	16,554	40,271	35,832
General and administrative	7,808	9,716	10,141
Total operating expenses	24,362	49,987	45,973
Income (loss) from operations	(24,362)	26,928	(31,251)
Interest income (expense), net	147	125	121
Other income (expense), net	121	16,769	9,344
Income (loss) before provision for income taxes	(24,094)	43,822	(21,786)
Provision (benefit) for income taxes	0	0	(202)
Net income (loss)	(24,094)	43,822	(21,584)
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities	19	(8)	(41)
Comprehensive income (loss)	$ (24,075)	$ 43,814	$ (21,625)
Net income (loss) per common share:
Basic	$ (0.34)	$ 0.62	$ (0.36)
Diluted	$ (0.34)	$ 0.54	$ (0.49)
Weighted average number of shares used in per common share calculations:
Basic	71,524	70,242	60,335
Diluted	71,524	73,483	63,386